SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT	12 Months Ended
Dec. 31, 2021
Selling General And Administrative Expenses - Tax Audit Settlement
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT
6.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES – TAX AUDIT SETTLEMENT

In the year ended December 31, 2019, the Company reached a tax settlement of US$6,442,000 arising out of a tax audit in one of the jurisdictions in which the company operates. The settlement consisted of US$3,863,000 in relation to a patent dividend scheme, which had operated via Rayville Limited from 1995 to 2010, US$1,231,000 in relation to payments for CEO Services made to Darnick Company (a company controlled by the family of Ronan O’Caoimh) and US$75,000 in relation to R&D tax credits. Penalties were US$273,000. Interest was US$1,000,000 and this is shown as a financial expense. The total settlement excluding interest of US$5,442,000 was partially offset by a provision of US$400,000, resulting in an expense of US$5,042,000 in the year ended December 31, 2019, which is shown as Selling, general and administrative expenses – tax audit settlement.

Darnick Company agreed to contribute US$1,231,000 to the above settlement and this amount was outstanding at December 31, 2019 and was treated as a contingent asset and not recognized in the 2019 financial statements. This balance was settled in the year ended December 31, 2020 and has been credited to the Statement of Operations within Selling, General and Administrative Expenses. The underlying amount was denominated in Euro. Due to a depreciation in the US Dollar since 2019, the US Dollar equivalent amount increased from US$1,231,000 to US$1,316,000. The settlement amount received by the Company was US$177,000 more than the balance owed and this overpayment is recorded as a related party current liability for the benefit of Ronan O’Caoimh as at December 31, 2020. The amount was settled by the Group in January 2021.